CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Shareholders equity:
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	3,260,559	2,229,609
Common stock, outstanding	3,092,859	2,061,909
Common stock, no par value	$ .00	$ .00
Treasury stock, shares	167,700	167,700
ZHEJIANG TIANLAN
Shareholders equity:
Common stock, authorized	82,572,000	82,572,000
Common stock, issued	82,572,000	82,572,000
Common stock, outstanding	82,572,000	82,572,000